Filed Pursuant to Rule 497(e)
1933 Act File No. 333-30924
1940 Act File No. 811-09821
ALLIED ASSET ADVISORS FUNDS

IMAN FUND (the “Fund”)

Supplement dated May 29, 2025
to the Fund’s Prospectus, Summary Prospectus, and Statement of Additional Information (“SAI”)
dated September 30, 2024

Effective June 2, 2025, the mailing address for the Fund has changed. Going forward, please send written requests to obtain Fund documentation, or to purchase, redeem, or exchange shares of the Fund to:

Regular Mail:
Iman Fund
c/o U.S. Bank Global Fund Services
P.O. Box 219252
Kansas City, MO 64121-9252

Overnight Delivery:
Iman Fund
c/o U.S. Bank Global Fund Services
801 Pennsylvania Ave, Suite 219252
Kansas City, MO 64105-1307

If you have any questions, please call the Fund toll-free at 1-888-FUNDS-85 (1-888-386-3785).
Investors should retain this supplement for future reference.